Finance income, net (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Finance expense income [Abstract]
Interest income	₨ 2,278		₨ 1,180	₨ 965
Fair value changes and profit on sale of financial instruments measured at FVTPL, net	3,149		876	277
Foreign exchange gain, net	278		2,225	1,835
Finance income	5,705	$ 68	4,281	3,077
Interest expense	(1,711)		(1,428)	(958)
Finance expense	(1,711)	(21)	(1,428)	(958)
Finance income, net	₨ 3,994	$ 48	₨ 2,853	₨ 2,119